Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following:

	September 30,	December 31,
(in thousands)	2020	2019
Laboratory equipment	$1,993	$1,705
Office and computer equipment	79	62
Leasehold improvements	14	14
Construction in process	133	—

Property and equipment—at cost	2,219	1,781
Less accumulated depreciation and amortization	(778)	(295)

Property and equipment—net	$1,441	$1,486

Depreciation and amortization expense for the three and nine months ended September 30, 2020 was $0.2 million and $0.5 million, respectively. Depreciation and amortization expense for the three and nine months ended September 30, 2019 was $0.1 million and $0.1 million, respectively.

4. Property and equipment

Property and equipment consisted of the following:

(in thousands)	December 31,
	2018	2019
Laboratory equipment	$134	$1,705
Furnitures and fixtures	—	41
Computer equipment	—	20
Leasehold improvements	—	14

Property and equipment—at cost	134	1,781
Less accumulated depreciation and amortization	(24)	(295)

Property and equipment—net	$110	$1,486

Depreciation expense totaled $24,000 and $0.3 million for the years ended December 31, 2018 and 2019, respectively.